Listing of companies in the Group - Subsidiaries held by the Company (Details)	Dec. 31, 2024	Dec. 31, 2023
BW LPG Holding Pte. Ltd. (formerly known as BW LPG Holding Limited)
Listing of companies in the Group
Effective equity holding	100.00%	100.00%